Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 281
Change in foreign exchange rates	(1)	$ 6
Ending balance	243	281
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	977	875
Additions	11	10
Acquisitions	12	57
Retirement of assets	(110)
Asset impairment charges	(3)
Change in foreign exchange rates	(9)	13
Transfers	0	22
Ending balance	878	977
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(696)	(652)
Change in foreign exchange rates	(2)	7
Transfers		(1)
Amortization	51	38
Ending balance	(635)	(696)
Power sale and other contracts
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	155
Ending balance	122	155
Power sale and other contracts | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	352	270
Additions	0	0
Acquisitions	0	57
Retirement of assets	0
Asset impairment charges	(2)
Change in foreign exchange rates	(4)	5
Transfers	0	20
Ending balance	346	352
Power sale and other contracts | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(197)	(174)
Change in foreign exchange rates	(1)	4
Transfers		0
Amortization	28	19
Ending balance	(224)	(197)
Software and other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	121
Ending balance	99	121
Software and other | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	488	446
Additions	0	0
Acquisitions	0	0
Retirement of assets	(110)
Asset impairment charges	(1)
Change in foreign exchange rates	(5)	7
Transfers	6	35
Ending balance	378	488
Software and other | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(367)	(346)
Change in foreign exchange rates	(1)	3
Transfers		(1)
Amortization	23	19
Ending balance	(279)	(367)
Intangibles under development
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	5
Ending balance	22	5
Intangibles under development | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	5	27
Additions	11	10
Acquisitions	12	0
Retirement of assets	0
Asset impairment charges	0
Change in foreign exchange rates	0	1
Transfers	(6)	(33)
Ending balance	22	5
Intangibles under development | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Change in foreign exchange rates	0	0
Transfers		0
Amortization	0	0
Ending balance	0	0
Coal rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	0	0
Coal rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	132	132
Additions	0	0
Acquisitions	0	0
Retirement of assets	0
Asset impairment charges	0
Change in foreign exchange rates	0	0
Transfers	0	0
Ending balance	132	132
Coal rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(132)	(132)
Change in foreign exchange rates	0	0
Transfers		0
Amortization	0	0
Ending balance	$ (132)	$ (132)